Other Current Assets, Including Derivative Instruments (Schedule of Other Current Assets) (Details) - USD ($) $ in Thousands		Dec. 31, 2018	Dec. 31, 2017
Disclosure of other current assets [Abstract]
Advances to suppliers		$ 827	$ 673
Prepaid expenses		1,740	1,818
Qoros put option	[1]	24,435
Derivative instruments		726	1,471
Government agencies		5,362	7,408
Contingent consideration	[2]	4,500	18,004
Other receivables		3,924	6,378
Other current assets		$ 41,514	$ 35,752

[1]	Refer to Note 9.C.b.2.
[2]	This represents contingent consideration receivable from ISQ as a part of the transaction described in Note 27.